Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Current assets	¥ 6,935,759	¥ 4,702,168
Non-current assets	9,882,841	11,390,559
Other financial assets	16,818,600	16,092,727
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	2,264,841	1,606,834
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	837,954	824,448
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	231,713	221,743
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	46,215	212,393
Financial assets measured at fair value through profit or loss [Member] | Investment trusts [Member]
Statement [Line Items]
Other financial assets	618,228	553,174
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	483,378	552,921
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	9,078,437	8,279,783
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	3,246,885	3,829,893
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 10,947	¥ 11,537